Short-Term Loans	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term loans

Note 6 — Short-term loans

Short-term loan agreement with the BVF Shareholders

The Company has entered into a short-term loan agreement with the BVF Shareholders, pursuant to which Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. loaned USD 8,139,000, USD 5,946,000, and USD 915,000, respectively (USD 15,000,000 in aggregate), for the financing of general corporate purposes of MoonLake, including product and technology development, operations, sales and marketing, management expenses, and salaries. BVF Shareholders are deemed to be related parties to the Company.

The loans are subordinated to all current and future claims of creditors of the Company, interest-free and must be repaid by MoonLake prior to the earlier of (i) as soon as practicable after the closing date of the Business Combination, but no later than two (2) business days, and (ii) June 30, 2022.

As of the date hereof, the entire principal loan amount has been repaid (refer to Note 13 — subsequent events).

Convertible loan agreement with Cormorant Private Healthcare Fund IV. L.P.

On February 20, 2022, the Company entered into a convertible loan agreement with Cormorant Private Healthcare Fund IV. L.P. (“Cormorant”), Helix and the BVF Shareholders, pursuant to which Cormorant grants the Company a USD 15,000,000 loan, for the financing of general corporate purposes of the Company, including product and technology development, operations, sales and marketing, management expenses, and salaries.

The loan is interest-free and subordinated to all current and future claims of the Company, but ranks senior to existing and future unsecured subordinated obligations of the Company.

The loan must be repaid by the Company prior to the earlier of (i) as soon as practicable after the Closing of the Business Combination with Helix, but no later than two business days, and (ii) June 30, 2022.

If the Business Combination is terminated and if prior to June 30, 2022, or prior to repayment of the loan, the Company consummates another equity financing round, Cormorant is entitled to convert the loan into the most senior class of equity securities issued by the Company at a price equal to equal to 80% of the subscription price paid by the investors in such financing round. The number of shares issuable upon conversion is determined by dividing the loan by 80% of the subscription price paid by investors in such financing round. If the Business Combination is terminated and if the loan has neither been repaid within 30 calendar days of June 30, 2022 nor a voluntary conversion has taken place, the loan shall mandatorily convert into the most senior class of outstanding equity securities of the Company at a price equal to 80% of their fair market value.

As of the date hereof, the entire principal loan amount has been repaid (refer to Note 13 — subsequent events).

Note 7 — Short-term loans

The Company has entered into a short-term loan agreement with the BVF Shareholders, pursuant to which Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. loaned USD 8,139,000, USD 5,946,000, and USD 915,000, respectively (USD 15,000,000 in aggregate), for the financing of general corporate purposes of MoonLake, including product and technology development, operations, sales and marketing, management expenses, and salaries. BVF Shareholders are deemed to be related parties to the Company.

The loans are subordinated to all current and future claims of creditors of the Company, interest-free and must be repaid by MoonLake prior to the earlier of (i) as soon as practicable after the closing date of the Business Combination, but no later than two (2) business days, and (ii) June 30, 2022. The loans may be repaid in whole or in part by MoonLake at any time on or prior to the Maturity Date. As of the date hereof, the entire principal loan amount remains outstanding.